SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Sep. 30, 2016 USD ($)
Short-term investments		$ 850,829			$ 279,810
Long-term deposits		4,229,827			11,453,690
Allowance for doubtful accounts		1,997,310	$ 1,817,050		1,919,152
Inventory write-downs	$ 0	0
Wrote off advance to suppliers	102,523	0
Impairment of long-lived assets	0	0
Value-added taxes, rate						13.00%	16.00%	17.00%
Revenue	912,844	59,238	87,250
Unrecognized tax benefits		4,098,783	2,789,135		4,176,537				$ 1,916,789
Advertising costs	$ 306,288	$ 265,538	$ 69,535
Target Company
Long-term deposits					10,397,406
Other
Long-term deposits					$ 1,056,284
Cash
Long-term deposits | ¥				¥ 81,867,541